Document and Entity Information	Aug. 05, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	ORION ENERGY SYSTEMS, INC.
Entity Incorporation, State or Country Code	WI
Entity File Number	01-33887
Entity Tax Identification Number	39-1847269
Entity Address, Address Line One	2210 Woodland Drive
Entity Address, City or Town	Manitowoc
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54220
City Area Code	920
Local Phone Number	892-9340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001409375
Common Stock, No Par Value [Member]
Document Information [Line Items]
Security12b Title	Common stock, no par value
Trading Symbol	OESX
Security Exchange Name	NASDAQ
Common Stock Purchase Rights [Member]
Document Information [Line Items]
Security12b Title	Common stock purchase rights
Trading Symbol	OESX
Security Exchange Name	NASDAQ
Common Stock Purchase Rights [Member] | The Nasdaq Stock Market LLC (NASDAQ Capital Market) [Member]
Document Information [Line Items]
Security12b Title	Common stock, purchase rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Common Stock Purchase Rights [Member] | The Nasdaq Stock Market LLC [Member]
Document Information [Line Items]
Security12b Title	Common stock, purchase rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true